Acquisitions, Divestitures, Equity-Method Investments and Assets and Liabilities Held for Sale, Licensing Arrangements and Research and Development and Collaborative Arrangements - Schedule of Assets Held for Sale (Details) - USD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Liabilities Held for Sale
Total Consumer Healthcare liabilities held for sale	$ 0	$ 1,890
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Assets Held for Sale
Assets held for sale		9,725
Other assets held for sale		46
Consumer Healthcare [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Assets Held for Sale
Cash and cash equivalents		32
Trade accounts receivable, less allowance for doubtful accounts		532
Inventories		538
Other current assets		56
PP&E		675
Identifiable intangible assets, less accumulated amortization		5,763
Goodwill		1,972
Noncurrent deferred tax assets and other noncurrent tax assets		54
Other noncurrent assets		57
Assets held for sale		9,678
Liabilities Held for Sale
Trade accounts payable		406
Income taxes payable		39
Accrued compensation and related items		93
Other current liabilities		353
Pension benefit obligations, net		39
Postretirement benefit obligations, net		33
Noncurrent deferred tax liabilities		870
Other noncurrent liabilities		56
Total Consumer Healthcare liabilities held for sale		$ 1,890